Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
(in thousands)	March 31, 2022
Remainder of 2022	$1,387
2023	1,905
2024	810
2025	834
2026	144
Total	5,080
Less: amount of lease payments representing interest	(210)
Less: tenant improvement allowance yet to be received	(775)
Present value of future minimum lease payments	4,095
Less: current operating lease liabilities (included in other current liabilities)	(985)
Long-term operating lease liabilities (including in other long-term liabilities)	$3,110

(in thousands)	December 31, 2021
2022	$1,850
2023	1,905
2024	810
2025	834
2026	143
Total future minimum lease payments	$5,542